UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $527,967 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE NETWORK INC             COM              00506D100     5074   404952 SH       SOLE                   404952        0        0
AMAZON COM INC                 COM              023135106    52924   208100 SH       SOLE                   208100        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    28449   398500 SH       SOLE                   398500        0        0
ARIBA INC                      COM NEW          04033V203    13028   290795 SH       SOLE                   290795        0        0
CARTER INC                     COM              146229109   160174  2975000 SH       SOLE                  2975000        0        0
CEPHEID                        COM              15670R107    18113   525000 SH       SOLE                   525000        0        0
COLFAX CORP                    COM              194014106    12284   335000 SH       SOLE                   335000        0        0
DAVITA INC                     COM              23918K108     3108    30000 SH       SOLE                    30000        0        0
GUIDEWIRE SOFTWARE INC         COM              40171V100     4658   150000 SH       SOLE                   150000        0        0
HUMANA INC                     COM              444859102    12276   175000 SH       SOLE                   175000        0        0
LKQ CORP                       COM              501889208     6097   330000 SH       SOLE                   330000        0        0
LULULEMON ATHLETICA INC        COM              550021109     2921    39500 SH       SOLE                    39500        0        0
NETFLIX INC                    COM              64110L106     5444   100000 SH       SOLE                   100000        0        0
POPULAR INC                    COM NEW          733174700    25581  1466176 SH       SOLE                  1466176        0        0
PRICELINE COM INC              COM NEW          741503403    13558    21900 SH       SOLE                    21900        0        0
SALESFORCE COM INC             COM              79466L302    40921   268000 SH       SOLE                   268000        0        0
TRANSDIGM GROUP INC            COM              893641100    63527   447783 SH       SOLE                   447783        0        0
TRIPADVISOR INC                COM              896945201    59830  1816897 SH       SOLE                  1816897        0        0